Segment information - Financial Information of Segments (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income
Net revenue from sales and services		R$ 142,369,540	R$ 133,498,913	R$ 126,048,701
Transactions with third parties		142,369,540	133,498,913	126,048,701
Cost of products and services sold		(133,010,699)	(123,811,893)	(116,730,469)
Gross profit		9,358,841	9,687,020	9,318,232
Operating income (expenses)
Selling and marketing		(2,517,894)	(2,499,547)	(2,253,226)
General and administrative		(2,249,413)	(1,872,092)	(2,018,159)
Gain (loss) on disposal of assets		99,570	171,837	121,935
Other operating income (expenses), net	[1]	354,664	(414,092)	(602,865)
Operating result before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		5,045,768	5,073,126	4,565,917
Share of profit (loss) of subsidiaries, joint ventures and associates		(155,999)	(127,182)	11,908
Amortization of fair value adjustments on associates acquisition		(1,611)	(2,493)	0
Gain on acquisition of control of associate		91,105	0	0
Total share of profit (loss) of subsidiaries, joint ventures and associates		(66,505)	(129,675)	11,908
Income before financial result and income and social contribution taxes		4,979,263	4,943,451	4,577,825
Depreciation and amortization		1,202,068	861,134	840,377
Amortization of contractual assets with customers - exclusivity rights		469,766	555,083	607,446
Amortization of right-of-use assets		367,129	312,060	305,900
Amortization of fair value adjustments on associates acquisition		1,611	2,493	0
Total of depreciation and amortization		2,040,574	1,730,770	1,753,723
Expenses related to restructuring activities		209,697	172,242	167,929
PIS and COFINS - Federal VAT [member]
Operating income (expenses)
Depreciation and amortization		16,967	39,539	8,517
Eliminations [member]
Income
Net revenue from sales and services		(169,308)	(209,986)	(203,794)
Transactions with third parties		(169,308)	(209,986)	(203,794)
Cost of products and services sold		159,931	200,377	184,868
Gross profit		(9,377)	(9,609)	(18,926)
Operating income (expenses)
Selling and marketing		6,999	4,077	0
General and administrative		7,627	11,636	18,926
Gain (loss) on disposal of assets		0	0	(59,056)
Other operating income (expenses), net		0	0	0
Operating result before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		5,249	6,104	(59,056)
Share of profit (loss) of subsidiaries, joint ventures and associates		0	0
Amortization of fair value adjustments on associates acquisition		0	0
Gain on acquisition of control of associate		0
Total share of profit (loss) of subsidiaries, joint ventures and associates		0	0	0
Income before financial result and income and social contribution taxes		5,249	6,104	(59,056)
Depreciation and amortization		(5,906)	(5,953)	(492)
Amortization of contractual assets with customers - exclusivity rights		0	0	0
Amortization of right-of-use assets		0	0	0
Amortization of fair value adjustments on associates acquisition		0	0
Total of depreciation and amortization		(5,906)	(5,953)	(492)
Ipiranga [member]
Income
Net revenue from sales and services		127,632,935	121,336,232	114,551,830
Transactions with third parties		127,632,761	121,335,586	114,551,827
Cost of products and services sold		(121,937,313)	(114,730,458)	(108,074,324)
Gross profit		5,695,622	6,605,774	6,477,506
Operating income (expenses)
Selling and marketing		(1,878,042)	(1,886,281)	(1,615,178)
General and administrative		(1,146,699)	(1,132,913)	(1,318,092)
Gain (loss) on disposal of assets		141,782	167,657	170,604
Other operating income (expenses), net		340,822	(512,714)	(657,376)
Operating result before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		3,153,485	3,241,523	3,057,464
Share of profit (loss) of subsidiaries, joint ventures and associates		(12,066)	(8,654)
Amortization of fair value adjustments on associates acquisition		0	0
Gain on acquisition of control of associate		0
Total share of profit (loss) of subsidiaries, joint ventures and associates		(12,066)	(8,654)	(7,508)
Income before financial result and income and social contribution taxes		3,141,419	3,232,869	3,049,956
Depreciation and amortization		450,684	444,924	429,809
Amortization of contractual assets with customers - exclusivity rights		469,765	553,840	606,036
Amortization of right-of-use assets		214,700	213,092	211,934
Amortization of fair value adjustments on associates acquisition		0	0
Total of depreciation and amortization		1,135,149	1,211,856	1,247,779
Ipiranga [member] | Eliminations [member]
Income
Transactions with third parties		174	646	3
Ultragaz [member]
Income
Net revenue from sales and services		12,313,710	11,288,418	10,670,793
Transactions with third parties		12,312,469	11,287,337	10,669,365
Cost of products and services sold		(9,838,452)	(8,895,244)	(8,485,215)
Gross profit		2,475,258	2,393,174	2,185,578
Operating income (expenses)
Selling and marketing		(635,926)	(606,609)	(626,554)
General and administrative		(417,749)	(344,060)	(298,171)
Gain (loss) on disposal of assets		(62,924)	4,134	13,199
Other operating income (expenses), net		15,279	82,552	20,191
Operating result before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		1,373,938	1,529,191	1,294,243
Share of profit (loss) of subsidiaries, joint ventures and associates		514	578
Amortization of fair value adjustments on associates acquisition		0	0
Gain on acquisition of control of associate		0
Total share of profit (loss) of subsidiaries, joint ventures and associates		514	578	26
Income before financial result and income and social contribution taxes		1,374,452	1,529,769	1,294,269
Depreciation and amortization		333,568	284,153	291,462
Amortization of contractual assets with customers - exclusivity rights		1	1,243	1,410
Amortization of right-of-use assets		84,473	66,081	61,124
Amortization of fair value adjustments on associates acquisition		0	0
Total of depreciation and amortization		418,042	351,477	353,996
Ultragaz [member] | Eliminations [member]
Income
Transactions with third parties		1,241	1,081	1,428
Ultracargo [member]
Income
Net revenue from sales and services		1,020,908	1,075,558	1,015,564
Transactions with third parties		861,193	875,997	815,249
Cost of products and services sold		(443,085)	(386,568)	(355,798)
Gross profit		577,823	688,990	659,766
Operating income (expenses)
Selling and marketing		(9,148)	(10,723)	(11,395)
General and administrative		(157,428)	(176,687)	(167,344)
Gain (loss) on disposal of assets		(465)	(24)	103
Other operating income (expenses), net		6,963	13,692	2,335
Operating result before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		417,745	515,248	483,465
Share of profit (loss) of subsidiaries, joint ventures and associates		2,840	3,433
Amortization of fair value adjustments on associates acquisition		(1,611)	(2,493)
Gain on acquisition of control of associate		0
Total share of profit (loss) of subsidiaries, joint ventures and associates		1,229	940	11,764
Income before financial result and income and social contribution taxes		418,974	516,188	495,229
Depreciation and amortization		130,889	118,559	105,274
Amortization of contractual assets with customers - exclusivity rights		0	0	0
Amortization of right-of-use assets		33,574	29,998	30,454
Amortization of fair value adjustments on associates acquisition		1,611	2,493
Total of depreciation and amortization		166,074	151,050	135,728
Ultracargo [member] | Eliminations [member]
Income
Transactions with third parties		159,715	199,561	200,315
Hidrovias do Brasil S.A. [member]
Income
Net revenue from sales and services		1,562,214
Transactions with third parties		1,562,214
Cost of products and services sold		(951,780)
Gross profit		610,434
Operating income (expenses)
Selling and marketing		(1,777)
General and administrative		(265,500)
Gain (loss) on disposal of assets		21,088
Other operating income (expenses), net		(60,278)
Operating result before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		303,967
Share of profit (loss) of subsidiaries, joint ventures and associates		(69,646)
Amortization of fair value adjustments on associates acquisition		0
Gain on acquisition of control of associate		91,105
Total share of profit (loss) of subsidiaries, joint ventures and associates		21,459
Income before financial result and income and social contribution taxes		325,426
Depreciation and amortization		274,928
Amortization of contractual assets with customers - exclusivity rights		0
Amortization of right-of-use assets		31,429
Amortization of fair value adjustments on associates acquisition		0
Total of depreciation and amortization		306,357
Hidrovias do Brasil S.A. [member] | Eliminations [member]
Income
Transactions with third parties		0
Others [member]
Income
Net revenue from sales and services		9,081	8,691	14,308
Transactions with third parties		903	(7)	12,260
Cost of products and services sold		0	0	0
Gross profit		9,081	8,691	14,308
Operating income (expenses)
Selling and marketing		0	(11)	(99)
General and administrative		(269,664)	(230,068)	(253,478)
Gain (loss) on disposal of assets		89	70	(2,915)
Other operating income (expenses), net		51,878	2,378	31,985
Operating result before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		(208,616)	(218,940)	(210,199)
Share of profit (loss) of subsidiaries, joint ventures and associates		(77,641)	(122,539)
Amortization of fair value adjustments on associates acquisition		0	0
Gain on acquisition of control of associate		0
Total share of profit (loss) of subsidiaries, joint ventures and associates		(77,641)	(122,539)	7,626
Income before financial result and income and social contribution taxes		(286,257)	(341,479)	(202,573)
Depreciation and amortization		17,905	19,451	14,324
Amortization of contractual assets with customers - exclusivity rights		0	0	0
Amortization of right-of-use assets		2,953	2,889	2,388
Amortization of fair value adjustments on associates acquisition		0	0
Total of depreciation and amortization		20,858	22,340	16,712
Others [member] | Eliminations [member]
Income
Transactions with third parties		8,178	8,698	2,048
Reportable segments [member]
Income
Net revenue from sales and services		142,538,848	133,708,899	126,252,495
Transactions with third parties		142,369,540	133,498,913	126,048,701
Cost of products and services sold		(133,170,630)	(124,012,270)	(116,915,337)
Gross profit		9,368,218	9,696,629	9,337,158
Operating income (expenses)
Selling and marketing		(2,524,893)	(2,503,624)	(2,253,226)
General and administrative		(2,257,040)	(1,883,728)	(2,037,085)
Gain (loss) on disposal of assets		99,570	171,837	180,991
Other operating income (expenses), net		354,664	(414,092)	(602,865)
Operating result before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		5,040,519	5,067,022	4,624,973
Share of profit (loss) of subsidiaries, joint ventures and associates		(155,999)	(127,182)
Amortization of fair value adjustments on associates acquisition		(1,611)	(2,493)
Gain on acquisition of control of associate		91,105
Total share of profit (loss) of subsidiaries, joint ventures and associates		(66,505)	(129,675)	11,908
Income before financial result and income and social contribution taxes		4,974,014	4,937,347	4,636,881
Depreciation and amortization		1,207,974	867,087	840,869
Amortization of contractual assets with customers - exclusivity rights		469,766	555,083	607,446
Amortization of right-of-use assets		367,129	312,060	305,900
Amortization of fair value adjustments on associates acquisition		1,611	2,493
Total of depreciation and amortization		2,046,480	1,736,723	1,754,215
Reportable segments [member] | Eliminations [member]
Income
Transactions with third parties		R$ 169,308	R$ 209,986	R$ 203,794

[1]	Include extemporaneous credits recognized in the year 2025 of R$ 672,572, see Note 7.